Shareholder Fees {- Asset Manager: Growth Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-12 | Asset Manager: Growth Portfolio
Shareholder Fees:
(fees paid directly from your investment)